Condensed Balance Sheets - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 730,435	$ 1,183,830
Prepaid expenses	254,931	294,383
Total current assets	985,366	1,478,213
Marketable Securities held in Trust Account	300,004,432	300,000,000
Total Assets	300,989,798	301,478,213
Current liabilities:
Accounts payable and accrued expenses	2,675,348	409,896
Due to related party	20,600
Franchise tax payable		54,149
Total current liabilities	2,695,948	464,045
Warrant Liabilities	45,605,664	31,735,421
Warrant liabilities		31,735,421
Deferred underwriters’ discount payable	10,500,000	10,500,000
Total liabilities	58,801,612	42,699,466
Commitments
Class A common stock subject to possible redemption, 25,377,874 shares at redemption value	237,188,180	253,778,740
Stockholders’ Equity:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital	29,506,028	12,915,634
Accumulated deficit	(24,507,400)	(7,916,839)
Total stockholders’ equity	5,000,006	5,000,007
Total Liabilities and Stockholders’ Equity	300,989,798	301,478,213
Class A Common Stock
Stockholders’ Equity:
Common stock, value	628	462
Total stockholders’ equity	628	462
Class B Common Stock
Stockholders’ Equity:
Common stock, value	750	750
Total stockholders’ equity	$ 750	$ 750